Summary of significant accounting policies - Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Balance	$ 13	$ 10	$ 7
Revenue recognized from beginning contract liability balance	(13)	(10)	(7)
Advances received from customers related to unsatisfied performance obligations	148	13	10
Balance	$ 148	$ 13	$ 10